Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2023
Accounting Standards Update and Change in Accounting Principle [Abstract]
Recent Accounting Pronouncements
(3) Recent Accounting Pronouncements
Accounting Pronouncement Adopted
In October 2021, the FASB issued Accounting Standards Update (“ASU”)
2021-08,
“Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers,”
which requires entities to apply Topic 606 to recognize and measure contract assets and contract liabilities in a business combination as if the acquiring entity had originated the contracts. The standard is effective for public companies for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2022. The Company adopted this accounting standard effective January 1, 2023 with no impact on the consolidated financial statements.
In March 2022, the SEC issued SAB No. 121 (SAB 121), “
Accounting for obligations to safeguard crypto-assets an entity holds for platform users,”
which adds interpretive guidance requiring an entity to consider when they have obligations to safeguard crypto-assets held for their platform users. The Company adopted SAB 121 as of June 30, 2022 with retrospective application as of January 1, 2022. The adoption of this guidance did not have a material impact on the consolidated financial statements.
In June 2022, the FASB issued ASU
2022-03,
“Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions,”
which clarifies that contractual sale restrictions are not considered in measuring fair value of equity securities and requires additional disclosures for equity securities subject to contractual sale restrictions. The standard is effective for public companies for fiscal years beginning after December 15, 2023. Early adoption is permitted. The Company adopted this update effective January 1, 2024 and did not have a material impact on the consolidated financial statements.
Accounting Pronouncement Pending Adoption
In October 2023, the FASB issued ASU
2023-06
“
Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosures Update and Simplification Initiative”.
The guidance amends certain disclosure and presentation requirements related to the statement of cash flows, accounting changes and error corrections, earnings per share, interim reporting, commitments, debt, equity, derivatives, transfers and services and various industry specific guidance. For entities subject to the SEC’s existing disclosure requirements, the effective date for each amendment will be the date on which the SEC’s removal of that related disclosure from Regulation
S-X
or Regulation
S-K
becomes effective. However, if by June 30, 2027, the SEC has not removed the existing disclosure requirements, the amendments will not become effective. Early adoption is not permitted. The Company is in the process of assessing the overall impact of adopting this guidance on its disclosures.
In November 2023, the FASB issued ASU
2023-07
“
Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures”
. The amendments require entities to disclose significant segment expenses impacting profit and loss that are regularly provided to the chief operating decision maker. In addition, the amendments enhance interim disclosure requirements, clarify circumstances in which an entity can disclose multiple segment measures of profit or loss, provide new segment disclosure requirements for entities with a single reportable segment, and contain other disclosure requirements. The update is required to be applied retrospectively to prior periods presented, based on the significant segment expense categories identified and disclosed in the period of adoption. The amendments are required to be adopted for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024 with early adoption permitted. The Company is still assessing the impacts to its consolidated financial statements.
In December 2023, the FASB issued ASU
No. 2023-09,
Improvements to Income Tax Disclosures (Topic 740)
. The ASU requires companies to break out their income tax expense, income tax rate reconciliation and income tax payments made in more detail. For public companies, the requirements will become effective for fiscal years beginning after December 15, 2024, with early adoption permitted. The Company is still assessing the impacts to its consolidated financial statements.
In December 2023, the FASB issued ASU
2023-08
“
Intangibles—Goodwill and Other—Crypto Assets (Subtopic
350-60)
Accounting for and Disclosure of Crypto Assets”
. ASU
2023-08
will require entities to measure crypto assets that meet the scope criteria at fair value and to reflect changes in fair value in net income each reporting period. The amendments in ASU
2023-08
will also require entities to present crypto assets measured at fair value separately from other intangible assets on the balance sheet and changes in the fair value measurement of crypto assets separately from changes in the carrying amounts of other intangible assets on the income statement. The amendments in the ASU are effective for all entities for fiscal years beginning after December 15, 2024, including interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued (or made available for issuance). The Company is still assessing the impacts to its consolidated financial statements.